American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
June 30, 2020

Small Cap Value - Schedule of Investments
JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.7%
Banks — 19.7%
Ameris Bancorp	740,000	17,456,600
BankUnited, Inc.	1,450,000	29,362,500
CrossFirst Bankshares, Inc.(1)	1,270,000	12,420,600
First Hawaiian, Inc.	1,055,000	18,188,200
Hilltop Holdings, Inc.	1,260,000	23,247,000
Home BancShares, Inc.	3,195,000	49,139,100
Independent Bank Group, Inc.	820,000	33,226,400
Old National Bancorp	695,000	9,563,200
Origin Bancorp, Inc.	795,000	17,490,000
Pacific Premier Bancorp, Inc.	1,115,000	24,173,200
Signature Bank	410,000	43,837,200
South State Corp.	140,000	6,672,400
Texas Capital Bancshares, Inc.(1)	120,000	3,704,400
Towne Bank	530,000	9,985,200
UMB Financial Corp.	710,000	36,600,500
Valley National Bancorp	4,930,000	38,552,600
		373,619,100
Building Products — 0.3%
CSW Industrials, Inc.	75,000	5,183,250
Capital Markets — 1.9%
Ares Management Corp., Class A	415,000	16,475,500
Donnelley Financial Solutions, Inc.(1)(2)	2,390,000	20,076,000
		36,551,500
Chemicals — 1.4%
Minerals Technologies, Inc.	575,000	26,984,750
Commercial Services and Supplies — 6.4%
Brink's Co. (The)	705,000	32,084,550
CECO Environmental Corp.(1)	1,495,000	9,852,050
Charah Solutions, Inc.(1)(2)	2,148,893	6,833,480
Deluxe Corp.	1,000,000	23,540,000
Healthcare Services Group, Inc.	950,000	23,237,000
UniFirst Corp.	150,000	26,842,500
		122,389,580
Construction and Engineering — 2.6%
Arcosa, Inc.	365,000	15,403,000
Dycom Industries, Inc.(1)	510,000	20,853,900
NV5 Global, Inc.(1)	260,000	13,215,800
		49,472,700
Construction Materials — 1.1%
Eagle Materials, Inc.	130,000	9,128,600
Tecnoglass, Inc.	2,216,160	12,078,072
		21,206,672
Containers and Packaging — 3.1%
Graphic Packaging Holding Co.	3,735,000	52,252,650
Silgan Holdings, Inc.	225,000	7,287,750
		59,540,400
Diversified Financial Services — 2.8%
Compass Diversified Holdings	3,065,000	52,840,600

Electrical Equipment — 0.4%
Acuity Brands, Inc.	85,000	8,137,900
Electronic Equipment, Instruments and Components — 5.4%
Avnet, Inc.	1,220,000	34,019,700
Belden, Inc.	265,000	8,625,750
Coherent, Inc.(1)	215,000	28,160,700
II-VI, Inc.(1)	690,000	32,581,800
		103,387,950
Energy Equipment and Services — 1.5%
Cactus, Inc., Class A	355,000	7,323,650
ChampionX Corp.(1)	1,990,000	19,422,400
NCS Multistage Holdings, Inc.(1)	1,691,802	978,200
		27,724,250
Equity Real Estate Investment Trusts (REITs) — 8.4%
Brandywine Realty Trust	2,475,000	26,952,750
CareTrust REIT, Inc.	275,000	4,719,000
Cousins Properties, Inc.	645,000	19,240,350
Four Corners Property Trust, Inc.	790,000	19,276,000
Highwoods Properties, Inc.	200,000	7,466,000
Kite Realty Group Trust	1,810,000	20,887,400
Lexington Realty Trust	1,260,000	13,293,000
National Health Investors, Inc.	130,000	7,893,600
Physicians Realty Trust	955,000	16,731,600
Sabra Health Care REIT, Inc.	375,000	5,411,250
Summit Hotel Properties, Inc.	770,000	4,566,100
Weingarten Realty Investors	735,000	13,913,550
		160,350,600
Food and Staples Retailing — 0.1%
Weis Markets, Inc.	35,000	1,754,200
Health Care Providers and Services — 4.1%
National HealthCare Corp.	60,526	3,839,769
Patterson Cos., Inc.	845,000	18,590,000
Premier, Inc., Class A(1)	890,000	30,509,200
Providence Service Corp. (The)(1)	310,000	24,462,100
		77,401,069
Hotels, Restaurants and Leisure — 1.9%
Accel Entertainment, Inc.(1)	1,425,000	13,722,750
BJ's Restaurants, Inc.	400,000	8,376,000
Penn National Gaming, Inc.(1)	150,000	4,581,000
Red Robin Gourmet Burgers, Inc.(1)(2)	845,000	8,619,000
		35,298,750
Household Durables — 1.1%
Mohawk Industries, Inc.(1)	75,000	7,632,000
Skyline Champion Corp.(1)	530,000	12,900,200
		20,532,200
Household Products — 2.7%
Spectrum Brands Holdings, Inc.	1,105,000	50,719,500
Insurance — 6.0%
Axis Capital Holdings Ltd.	820,000	33,259,200
Hanover Insurance Group, Inc. (The)	55,000	5,573,150
James River Group Holdings Ltd.	850,000	38,250,000
ProAssurance Corp.	1,605,000	23,224,350
ProSight Global, Inc.(1)	1,035,000	9,211,500

White Mountains Insurance Group Ltd.	5,000	4,439,850
		113,958,050
IT Services — 3.9%
Cardtronics plc, Class A(1)	310,000	7,433,800
Cass Information Systems, Inc.	230,000	8,976,900
Euronet Worldwide, Inc.(1)	110,000	10,540,200
EVERTEC, Inc.	955,000	26,835,500
TTEC Holdings, Inc.	450,000	20,952,000
		74,738,400
Leisure Products — 0.8%
Brunswick Corp.	165,000	10,561,650
Malibu Boats, Inc., Class A(1)	75,000	3,896,250
		14,457,900
Machinery — 6.0%
Colfax Corp.(1)	710,000	19,809,000
EnPro Industries, Inc.	585,000	28,834,650
Graham Corp.(2)	678,385	8,642,625
Hurco Cos., Inc.	250,000	6,992,500
Luxfer Holdings plc	645,000	9,126,750
Timken Co. (The)	895,000	40,713,550
		114,119,075
Media — 0.6%
Entravision Communications Corp., Class A(2)	6,669,219	9,536,983
Townsquare Media, Inc., Class A	645,000	2,883,150
		12,420,133
Oil, Gas and Consumable Fuels — 0.7%
Earthstone Energy, Inc., Class A(1)	614,839	1,746,143
Enviva Partners LP	320,000	11,532,800
		13,278,943
Personal Products — 1.6%
Edgewell Personal Care Co.(1)	993,459	30,956,182
Professional Services — 1.0%
InnerWorkings, Inc.(1)(2)	2,855,000	3,768,600
Korn Ferry	470,000	14,443,100
		18,211,700
Semiconductors and Semiconductor Equipment — 2.4%
Advanced Energy Industries, Inc.(1)	220,000	14,913,800
Kulicke & Soffa Industries, Inc.	1,260,000	26,245,800
MKS Instruments, Inc.	40,000	4,529,600
		45,689,200
Software — 2.7%
Sapiens International Corp. NV	280,000	7,834,400
Teradata Corp.(1)	2,075,000	43,160,000
		50,994,400
Specialty Retail — 4.3%
Boot Barn Holdings, Inc.(1)	515,000	11,103,400
Lithia Motors, Inc., Class A	60,000	9,079,800
MarineMax, Inc.(1)	660,621	14,791,304
OneWater Marine, Inc., Class A(1)	474,518	11,521,297
Penske Automotive Group, Inc.	895,000	34,645,450
		81,141,251
Textiles, Apparel and Luxury Goods — 0.6%
Tapestry, Inc.	850,000	11,288,000

Trading Companies and Distributors — 2.2%
DXP Enterprises, Inc.(1)	770,000	15,330,700
Foundation Building Materials, Inc.(1)	1,140,000	17,795,400
GMS, Inc.(1)	325,000	7,991,750
		41,117,850
TOTAL COMMON STOCKS (Cost $1,996,740,682)		1,855,466,055
TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $18,325,268), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $17,973,321)		17,973,311
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.125%, 5/15/40, valued at $23,873,136), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $23,405,033)		23,405,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	57,303	57,303
TOTAL TEMPORARY CASH INVESTMENTS (Cost $41,435,614)		41,435,614
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,038,176,296)		1,896,901,669
OTHER ASSETS AND LIABILITIES — 0.1%		1,941,030
TOTAL NET ASSETS — 100.0%		$1,898,842,699

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,855,466,055	—	—
Temporary Cash Investments	57,303	41,378,311	—
	1,855,523,358	41,378,311	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended June 30, 2020 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Charah Solutions, Inc.(1)	$3,503	$177	—	$3,153	$6,833	2,149	—	—
Donnelley Financial Solutions, Inc.(1)	12,671	135	$949	8,219	20,076	2,390	$(621)	—
Entravision Communications Corp., Class A	12,515	1,193	1,141	(3,030)	9,537	6,669	(591)	$164
Graham Corp.	5,403	3,098	—	142	8,643	678	—	71
InnerWorkings, Inc.(1)	3,048	385	—	336	3,769	2,855	—	—
Red Robin Gourmet Burgers, Inc.(1)	6,177	4,380	9,488	7,550	8,619	845	(5,690)	—
	$43,317	$9,368	$11,578	$16,370	$57,477	15,586	$(6,902)	$235

(1)Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.